UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

       [LOGO]
      ACADIAN

      ACADIAN EMERGING MARKETS PORTFOLIO

      SEMI-ANNUAL REPORT                                    APRIL 30, 2007

--------------------------------------------------------------------------------

                                            INVESTMENT ADVISER:
                                            ACADIAN ASSET MANAGEMENT, INC.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2007

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Schedule of Investments ..................................................     4

Statement of Assets and Liabilities ......................................    14

Statement of Operations ..................................................    15

Statement of Changes in Net Assets .......................................    16

Financial Highlights .....................................................    17

Notes to Financial Statements ............................................    18

Disclosure of Portfolio Expenses .........................................    27

--------------------------------------------------------------------------------

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2007

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio ("the Portfolio"). This commentary covers the six months from November 1, 2006 to April 30, 2007, focusing on the Portfolio's performance and some of the conditions and decisions that impacted returns.

PORTFOLIO PERFORMANCE REVIEW

For the six months ended April 30, 2007, the Portfolio returned 15.38%, versus 21.61% for the IFC Investable Index, a widely followed emerging markets benchmark.

REVIEW AND OUTLOOK

Emerging equity markets, as measured by the IFC index, were up 21.61% in USD terms. The full-period gain was achieved through a period of quite intense volatility. Following a sell-off in late February -- precipitated by China's announcement that it was cracking down on illegal share offerings and other prohibited activities within its market -- emerging markets recovered and finished the period in solidly positive territory.

Latin America saw good results as a region, with Peru, Brazil and Chile all among the strongest markets for the period. Mexico saw lower but still positive returns. Most major Latin countries experienced solid economic growth supported by improving domestic demand. Equities in Europe/Mideast/Africa were more mixed, with Russia's returns hurt by volatile energy prices over the period. South Africa and European markets, such as Hungary and Poland, saw better returns. Asian emerging markets were among the weaker markets for the period, though many reported positive results. Valuations in India and China have edged up, underscoring concerns about the fast pace of economic expansion and the need to contain inflation. Taiwan and Korea struggled as key corporations -- many in the technology arena -- saw softening sales and falling profits.

While emerging markets certainly demonstrated their potential for volatility during this past quarter, in our view the type of market activity seen in February is not atypical for the asset class, and does not derail its strong future prospects. Many emerging markets are positively ranked within our framework, as risk concerns have been tempered by robust economic activity and relatively low global interest rates. Some markets where we are finding good opportunities currently include Brazil, Poland, Turkey, Korea, Taiwan and Thailand.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

The Portfolio was invested in a broad range of emerging markets over the period. The Portfolio was managed from the bottom up, with stock selection (combined with benchmark-relative risk control) driving the resulting country and industry weights. However, each Acadian stock forecast contains a significant component that is a forecast of how that stock's country will perform relative to others. Thus, the focus of the process is approximately half on stock and half on country.

The Portfolio was attractively valued relative to a cap-weighted benchmark. Significant country positions included overweightings in Korea, Taiwan, Turkey, Brazil and Poland. The Portfolio was underweighted relative to the benchmark in China, Chile, Russia, Mexico, South Africa and India.

PORTFOLIO PERFORMANCE

The Portfolio trailed its benchmark for the six month period, posting a return approximately 623 basis points below the cap-weighted market index. This was mostly the result of stock selection, particularly in Poland, China and Taiwan. Stock selection in the Taiwanese technology sector and Chinese banking/finance was particularly detrimental to return. There was also some value lost from market allocations, including the decision to overweight Taiwan and Korea. Offsetting these negatives to some extent, the Portfolio had strong stock selection in Korea, as well as some value added from stock selection in Mexico. Country positions that were positive for return included the underweightings in Russia and China, and overweightings in Israel and Brazil.

Sincerely,

/s/ Brian K. Wolahan

Brian K. Wolahan
Senior Vice President

This represents the manager's assessment of the Portfolio and market conditions at a specific point in time and should not be relied upon by the reader as research or investment advice.

The IFC INVESTABLE INDEX is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

practically available to them. Constituents for the IFC Investable Index series are drawn from the IFCG stock universe based on size, liquidity, and their legal and practical availability to foreign institutional investors. As with IFCG indices, Standard & Poor's calculates a coefficient, called the Investable Weight Factor (IWF), to adjust market capitalization for cross, government and strategic holdings. In addition, the IWF is used to account for any foreign investment restrictions either at the national level or by the individual company's corporate statute. Some markets included in the IFCG Index are not included in the IFC Investable Index due to limits on foreign investment or a lack of stocks that meet the more stringent IFC Investable size and liquidity screens. The IFC Investable Index currently includes 22 markets.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                      19.7%
Materials                       18.8%
Energy                          18.2%
Information Technology          15.1%
Telecommunications Services     12.9%
Industrials                      5.7%
Consumer Discretionary           4.0%
Utilities                        3.1%
Consumer Staples                 1.6%
Short-Term Investment            0.9%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 83.8%
--------------------------------------------------------------------------------

                                                                                 SHARES        VALUE
                                                                              -----------   -----------
BRAZIL -- 1.3%
   Banco do Brasil ........................................................        37,752   $  1,299,975
   Banco Itau Holding Financeira ..........................................       136,600      5,305,506
   Banco Nossa Caixa* .....................................................        14,800        230,804
   Brasil Telecom Participacoes ...........................................           794             17
   Cia de Bebidas das Americas ............................................            32             18
   Cia de Saneamento Basico do Estado de Sao Paulo ........................     9,490,138      1,311,636
   CPFL Energia ...........................................................        75,700      1,190,954
   Embratel Participacoes .................................................           794              3
   Light* .................................................................   100,000,000      1,411,013
   Perdigao ...............................................................        14,100        214,204
   Seara Alimentos* (a) ...................................................           911              3
   Sociedad de Participacoes Cime* (a) ....................................       131,000             --
   Tele Norte Celular Participacoes* ......................................           794             --
   Telemar Norte Leste, Cl A ..............................................        10,400        244,303
   Telemig Celular Participacoes ..........................................           794              3
   Tim Participacoes ......................................................         1,529              8
                                                                                            ------------
                                                                                              11,208,447
                                                                                            ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                                                 SHARES        VALUE
                                                                              -----------   -----------
CHINA -- 4.0%
   China Petroleum & Chemical, Cl H .......................................    32,234,000   $ 28,107,134
   China Shipping Container Lines, Cl H ...................................       497,000        239,095
   China Yurun Food Group .................................................       172,000        197,441
   FU JI Food and Catering Services Holdings ..............................        67,000        203,924
   Shimao Property Holdings ...............................................     2,374,000      5,018,121
                                                                                            ------------
                                                                                              33,765,715
                                                                                            ------------
HONG KONG -- 3.8%
   China Everbright* ......................................................       370,000        469,603
   China Mobile ...........................................................     3,010,000     27,111,192
   Kingboard Chemical Holdings ............................................       955,000      4,449,656
                                                                                            ------------
                                                                                              32,030,451
                                                                                            ------------
HUNGARY -- 0.3%
   MOL Hungarian Oil and Gas NyRt .........................................        22,158      2,701,016
                                                                                            ------------
INDIA -- 0.5%
   Infosys Technologies ...................................................        84,400      4,418,340
                                                                                            ------------
INDONESIA -- 0.5%
   Bank Central Asia ......................................................     2,111,000      1,220,133
   Berlian Laju Tanker ....................................................       951,000        210,261
   Bumi Resources* ........................................................     2,780,000        419,707
   PT Astra International .................................................       502,500        789,206
   Telekomunikasi Indonesia ...............................................     1,116,000      1,276,625
                                                                                            ------------
                                                                                               3,915,932
                                                                                            ------------
ISRAEL -- 3.2%
   Bank Hapoalim ..........................................................     2,243,077     11,714,191
   Bezeq Israeli Telecommunication ........................................     1,568,903      2,503,745
   Clal Insurance* ........................................................        24,638        767,861
   Delek Group ............................................................         8,802      1,954,351
   Discount Investment ....................................................        33,464      1,007,397
   Elbit Medical Imaging ..................................................        19,289        866,833
   Elbit Systems ..........................................................        35,184      1,428,224
   Harel Insurance Investments & Finances .................................         5,074        279,330
   IDB Development ........................................................        27,798      1,023,882
   IDB Holding ............................................................        16,979        518,932

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                                                 SHARES        VALUE
                                                                              -----------   -----------
ISRAEL -- CONTINUED
   Israel .................................................................         2,683   $  1,707,452
   Mizrahi Tefahot Bank ...................................................       172,591      1,279,974
   Partner Communications .................................................       162,379      2,654,890
                                                                                            ------------
                                                                                              27,707,062
                                                                                            ------------
MALAYSIA -- 1.2%
   Bumiputra-Commerce Holdings ............................................       526,900      1,653,131
   Digi.com ...............................................................       311,000      1,845,882
   IOI* ...................................................................       567,500      4,165,363
   IOI Properties .........................................................           500          1,863
   Land & General* ........................................................     4,663,300        569,848
   Maxis Communications (b) ...............................................       424,800      1,614,737
   YTL ....................................................................            --              1
                                                                                            ------------
                                                                                               9,850,825
                                                                                            ------------
MEXICO -- 3.1%
   Alfa, Ser A ............................................................       131,500        984,767
   America Movil, Ser L ...................................................     2,751,600      7,214,601
   Grupo Celanese (a) .....................................................        99,000             --
   Grupo Financiero Banorte, Ser O ........................................       616,900      2,682,296
   Grupo Mexico, Ser B ....................................................     2,096,077     11,294,137
   Grupo Modelo, Ser C ....................................................        98,000        505,224
   Grupo Televisa, Ser CPO ................................................       222,800      1,248,313
   Telefonos de Mexico, Ser L .............................................     1,554,900      2,666,809
                                                                                            ------------
                                                                                              26,596,147
                                                                                            ------------
PAKISTAN -- 0.4%
   MCB Bank ...............................................................       594,550      2,891,441
   Nishat Mills ...........................................................       188,500        352,217
                                                                                            ------------
                                                                                               3,243,658
                                                                                            ------------
PHILIPPINES -- 0.6%
   International Container Term Services ..................................     1,821,700      1,069,834
   Philippine Long Distance Telephone .....................................        82,777      4,413,188
                                                                                            ------------
                                                                                               5,483,022
                                                                                            ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                                                 SHARES        VALUE
                                                                              -----------   ------------
POLAND -- 4.3%
   Bank Pekao .............................................................        21,062   $  1,977,547
   BRE Bank* ..............................................................         3,035        550,135
   Globe Trade Centre* ....................................................        87,669      1,549,576
   Grupa Lotos ............................................................        18,813        297,964
   KGHM Polska Miedz ......................................................       390,422     14,816,439
   Polski Koncern Naftowy Orlen ...........................................       936,886     15,265,983
   Powszechna Kasa Oszczednosci Bank Polski ...............................       118,786      2,167,222
                                                                                            ------------
                                                                                              36,624,866
                                                                                            ------------
RUSSIA -- 8.0%
   LUKOIL ADR .............................................................       531,605     42,528,400
   MMC Norilsk Nickel ADR .................................................        50,096      9,773,604
   Mobile Telesystems ADR .................................................        95,154      5,242,986
   OAO Gazprom ADR ........................................................       162,439      6,352,780
   Surgutneftegaz ADR* ....................................................        21,691      1,389,112
   Vimpel-Communications ADR* .............................................        36,300      3,512,388
                                                                                            ------------
                                                                                              68,799,270
                                                                                            ------------
SOUTH AFRICA -- 4.3%
   Anglo American PLC .....................................................       128,914      6,857,040
   Anglo Platinum .........................................................        25,363      4,097,246
   Barloworld .............................................................        48,847      1,365,959
   Impala Platinum Holdings ...............................................        24,977        810,213
   JD Group ...............................................................        10,151        134,574
   Massmart Holdings ......................................................        22,078        307,549
   Mittal Steel South Africa ..............................................       217,561      3,935,836
   Naspers ................................................................        13,442        339,305
   Telkom .................................................................       785,637     19,293,717
                                                                                            ------------
                                                                                              37,141,439
                                                                                            ------------
SOUTH KOREA -- 21.1%
   Asia Cement ............................................................         6,600        505,853
   Core Logic .............................................................        13,370        299,646
   Dongbu Insurance .......................................................       974,750     28,388,625
   Dongbu Steel ...........................................................        78,780      1,116,525
   Dongkuk Steel Mill .....................................................             8            218
   GS Holdings ............................................................        55,450      2,513,643

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                                                 SHARES        VALUE
                                                                              -----------   ------------
SOUTH KOREA -- CONTINUED
   Halim* .................................................................       151,911   $    540,683
   Hanjin Shipping ........................................................        47,910      2,091,269
   Hanwha Chem ............................................................        97,960      1,649,611
   Honam Petrochemical ....................................................        39,165      3,246,767
   Hynix Semiconductor* ...................................................       392,880     13,393,183
   Hyundai H&S ............................................................        80,264      7,930,882
   Hyundai Mipo Dockyard ..................................................        37,989      7,699,534
   Hyundai Steel ..........................................................       420,310     17,340,397
   Kolon Engineering & Construction .......................................        69,940      1,137,637
   Korea Electric Power ...................................................       449,520     18,337,112
   Korea Kumho Petrochemical ..............................................        51,560      2,370,849
   Korean Petrochemical Industry ..........................................         6,310        318,070
   KP Chemical* ...........................................................        45,880        338,371
   KT .....................................................................       194,680      8,741,109
   KT&G ...................................................................        32,439      2,332,676
   Kyeryong Construction Industrial .......................................        35,332      1,640,297
   LG Petrochemical .......................................................        11,710        393,770
   LG Telecom .............................................................       193,613      2,018,655
   LS Cable ...............................................................        18,610      1,016,381
   Noxville Investimentos (a) .............................................           327             --
   Pacific ................................................................        11,906      2,232,829
   POSCO ..................................................................       101,690     42,659,248
   SK .....................................................................        51,764      5,640,278
   Ssangyong Engineering & Construction ...................................        43,835        991,504
   TS .....................................................................         9,320        417,405
   Woori Finance Holdings .................................................        43,910      1,092,638
   Youngone ...............................................................       421,740      2,266,581
                                                                                            ------------
                                                                                             180,662,246
                                                                                            ------------
TAIWAN -- 16.7%
   Acer ...................................................................            14             27
   Advanced Semiconductor Engineering* ....................................     3,110,000      3,582,273
   Altek ..................................................................       417,000        715,570
   Asustek Computer .......................................................     1,061,000      2,419,801
   Charoen Pokphand Enterprise* ...........................................     1,580,000        551,596
   China Steel ............................................................     2,075,314      2,347,868
   Chunghwa Telecom .......................................................     2,372,000      4,506,917
   CMC Magnetics* .........................................................     2,890,000        867,458


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                                                 SHARES        VALUE
                                                                              -----------   -----------
TAIWAN -- CONTINUED
   Compal Electronics .....................................................       320,454   $    290,975
   Compeq Manufacturing* ..................................................       848,000        342,472
   Creative Sensor ........................................................       286,000        393,522
   D-Link .................................................................       331,000        610,769
   Evergreen Marine Corp Taiwan ...........................................       519,000        317,074
   Far Eastern Textile ....................................................    11,861,341     10,787,852
   Far EasTone Telecommunications .........................................     9,723,800     10,960,665
   Farglory Land Development ..............................................        44,000         72,443
   Gamania Digital Entertainment ..........................................       808,000        845,649
   Grand Pacific Petrochemical* ...........................................       728,000        242,454
   HannStar Display* ......................................................       538,000        101,619
   High Tech Computer .....................................................           680         10,132
   HON HAI Precision Industry .............................................       477,316      3,148,332
   Inotera Memories .......................................................     1,654,000      1,852,742
   Inventec ...............................................................       878,465        647,220
   King Yuan Electronics ..................................................       718,506        545,281
   KYE Systems ............................................................       221,000        299,980
   Li Peng Enterprise* ....................................................       781,000        284,562
   Macronix International* ................................................     6,181,000      2,568,975
   Micro-Star International ...............................................     3,290,000      2,413,870
   Mosel Vitelic ..........................................................     3,437,000      4,296,493
   Nanya Technology .......................................................    11,519,388      9,742,800
   Phihong Technology .....................................................       900,000        657,245
   POU Chen* ..............................................................       725,000        756,516
   Powerchip Semiconductor ................................................     6,337,043      3,830,280
   Powertech Technology ...................................................     2,411,320      8,988,300
   President Chain Store ..................................................        90,000        230,843
   Primax Electronics* ....................................................       563,000        268,272
   ProMOS Technologies* ...................................................    25,528,583     10,011,114
   Quanta Storage .........................................................       183,750        249,531
   Ritek* .................................................................     3,877,000        938,175
   Shin Kong Financial Holding ............................................     4,809,826      4,448,399
   Siliconware Precision Industries .......................................     5,645,290     10,624,684
   Sincere Navigation .....................................................       132,000        200,756
   Taiwan Mobile ..........................................................       532,000        551,292
   Taiwan Semiconductor Manufacturing .....................................     8,036,880     16,363,244
   Taiwan Surface Mounting Technology .....................................       214,000        572,850
   Tatung* ................................................................       200,000         84,199

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                                                 SHARES         VALUE
                                                                              -----------   ------------
TAIWAN -- CONTINUED
   ThaiLin Semiconductor ..................................................       566,000   $    457,139
   Tung Ho Steel Enterprise ...............................................       835,000        923,007
   U-Ming Marine Transport ................................................       438,000        808,289
   United Microelectronics ................................................    23,824,381     13,733,032
   Universal Scientific Industrial ........................................       491,000        306,186
   Vanguard International Semiconductor ...................................     1,415,000      1,180,388
   Wei Chuan Food* ........................................................       246,000        197,879
   Wistron* ...............................................................           273            405
   Yang Ming Marine Transport* ............................................     1,318,000        861,570
                                                                                            ------------
                                                                                             143,010,986
                                                                                            ------------

THAILAND -- 4.2%
   Advanced Info Service ..................................................       117,900        254,564
   Aromatics Thailand .....................................................     1,236,100      1,941,983
   Bangkok Bank ...........................................................       606,000      1,903,066
   Banpu ..................................................................       122,400        750,864
   BFIT Securities ........................................................     2,956,200        195,290
   CalComp Electronics Thailand ...........................................     8,904,000      2,207,073
   Electricity Generating .................................................        72,400        223,952
   IRPC ...................................................................    14,794,151      2,534,289
   Krung Thai Bank ........................................................     5,276,000      1,640,657
   Premier Enterprise* ....................................................     8,020,400        436,217
   PTT ....................................................................     1,927,700     12,125,675
   PTT Exploration & Production ...........................................       598,300      1,608,397
   Rayong Refinery ........................................................     1,615,200        868,879
   RS .....................................................................     3,200,000        438,970
   Samart .................................................................     1,518,772        377,089
   Siam Commercial Bank ...................................................       969,300      1,848,861
   Siam Steel International ...............................................     7,276,900        757,669
   Thai Oil ...............................................................     2,662,100      4,982,473
   Thoresen Thai Agencies .................................................       826,600        774,479
   TPI Polene .............................................................       481,500        173,340
                                                                                            ------------
                                                                                              36,043,787
                                                                                            ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONCLUDED
--------------------------------------------------------------------------------

                                                                                 SHARES        VALUE
                                                                              -----------   ------------
TURKEY -- 6.3%
   Akbank TAS .............................................................     1,639,843   $ 11,810,734
   Aksa Akrilik Kimya Sanayii .............................................        66,748        184,370
   Dogan Sirketler Grubu Holdings .........................................     3,424,520      6,449,326
   Ford Otomotiv Sanayi AS ................................................        43,017        364,730
   Haci Omer Sabanci Holding AS ...........................................       877,683      3,855,598
   Petkim Petrokimya Holding AS* ..........................................        68,469        380,741
   Petrol Ofisi AS ........................................................       330,330      1,450,197
   Tupras Turkiye Petrol Rafine ...........................................       173,762      3,510,938
   Turk Hava Yollari* .....................................................        94,040        574,399
   Turk Sise ve Cam Fabrikalari AS ........................................     3,622,307     13,751,447
   Turkcell Iletisim Hizmet AS ............................................       179,761        988,463
   Turkiye Garanti Bankasi AS .............................................       503,257      2,438,675
   Turkiye Is Bankasi, Cl C ...............................................       532,252      2,516,149
   Usas Ucak Servisi ......................................................       137,658        345,481
   Vestel Elektronik Sanayi ...............................................       255,672        646,680
   Yapi ve Kredi Bankasi* .................................................     1,921,557      4,199,524
                                                                                            ------------
                                                                                              53,467,452
                                                                                            ------------

VENEZUELA -- 0.0%
   Cia Anonima Nacional Telefonos de Venezuela, Cl D ......................           109            227
                                                                                            ------------
   TOTAL COMMON STOCK
      (Cost $477,011,587) .................................................                  716,670,888
                                                                                            ------------

--------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 14.0%
--------------------------------------------------------------------------------------------------------

BRAZIL -- 14.0%
   Banco Bradesco .........................................................     1,699,686     36,183,089
   Brasil Telecom .........................................................    43,828,652        269,566
   Brasil Telecom Participacoes ...........................................            60              1
   Braskem, Ser A* ........................................................        54,400        460,020
   Centrais Eletricas Brasileiras, Ser B ..................................    31,422,000        738,433
   Centrais Eletricas de Santa Catarina ...................................        31,900        580,285
   Cia Brasileira de Distribuicao Grupo Pao de Acucar .....................           921             29
   Cia de Bebidas das Americas ............................................     2,796,000      1,642,107
   Cia de Transmissao de Energia Eletrica Paulista ........................           476              7
   Cia Paranaense de Energia, Ser B .......................................   167,600,000      2,079,756
   Cia Vale do Rio Doce, Ser A ............................................       186,200      6,403,486

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREFERRED STOCK -- CONCLUDED
--------------------------------------------------------------------------------

                                                                                 SHARES        VALUE
                                                                              -----------   ------------
BRAZIL -- CONTINUED
   Elektro Eletricidade e Servicos ........................................           638   $          4
   Embratel Participacoes* ................................................            60             --
   Investimentos Itau .....................................................     4,277,570     23,343,671
   Lojas Americanas .......................................................           327             21
   Metalurgica Gerdau .....................................................       513,939     13,568,583
   Petroleo Brasileiro* ...................................................       909,600     20,436,932
   Tam ....................................................................        59,800      1,551,154
   Tele Norte Celular Participacoes* ......................................            60             --
   Tele Norte Leste Participacoes* ........................................        14,100        232,574
   Telecomunicacoes de Sao Paulo ..........................................        16,500        441,298
   Telemig Celular Participacoes* .........................................            60             --
   Tim Participacoes ......................................................           115             --
   Tractebel Energia* .....................................................        37,600        329,971
   Tractebel Energia, Ser B (a) ...........................................             1             --
   Usinas Siderurgicas de Minas Gerais ....................................       252,300     11,851,180
   Vale do Rio Doce* (a) ..................................................        19,960             --
                                                                                            ------------
                                                                                             120,112,167
                                                                                            ------------

   TOTAL PREFERRED STOCK
      (Cost $69,997,087) ..................................................                  120,112,167
                                                                                            ------------

--------------------------------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------------------------------

BRAZIL -- 0.0%
   Ambev, Expires 4/30/08* ................................................            32             --
   Ambev Preferred, Expires 4/30/08* ......................................     2,796,000            729
   Itausa-Investimentos Itau-Preferred, Expires 5/24/07* ..................     4,277,570         57,917
                                                                                            ------------
                                                                                                  58,646
                                                                                            ------------

   TOTAL RIGHTS
      (Cost $0) ...........................................................                       58,646
                                                                                            ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.9%
--------------------------------------------------------------------------------

                                                                                 SHARES        VALUE
                                                                              -----------   ------------
   Union Bank of California Diversified Money Market Fund,
      Fiduciary Shares, 4.980%** (Cost $7,483,356) ........................     7,483,356   $  7,483,356
                                                                                            ------------

   TOTAL INVESTMENTS -- 98.7%
      (Cost $554,492,030) .................................................                 $844,325,057
                                                                                            ============

      PERCENTAGES ARE BASED ON NET ASSETS OF $855,233,234.

  *   NON-INCOME PRODUCING SECURITY

 **   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2007.

ADR   AMERICAN DEPOSITARY RECEIPT

 CL   CLASS

PLC   PUBLIC LIMITED COMPANY

SER   SERIES

(a) SECURITIES FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THESE SECURITIES ARE CONSIDERED ILLIQUID. _THE TOTAL VALUE OF SUC H SECURITIES AS OF APRIL 30, 2007 WAS $3 OR 0.0% OF NET ASSETS.

(b) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE VALUE OF THIS SECURITY AS OF APRIL 30, 2007 WAS $1,614,737 OR 0.2% OF NET ASSETS.

      AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $554,492,030) ..............................................   $844,325,057
   Receivable for investment securities sold .............................................     12,787,382
   Foreign currency, at value (Cost $11,871,033) .........................................     11,830,672
   Dividends and interest receivable .....................................................      1,895,748
   Receivable for capital shares sold ....................................................        594,572
   Foreign tax reclaim receivable. .......................................................          7,777
                                                                                             ------------
   Total Assets ..........................................................................    871,441,208
                                                                                             ------------
LIABILITIES
   Payable for investment securities purchased ...........................................     14,134,391
   Payable for capital shares redeemed ...................................................        872,311
   Payable due to Investment Adviser .....................................................        709,988
   Payable due to Administrator ..........................................................         65,386
   Chief Compliance Officer fees payable .................................................          2,607
   Payable due to Trustees ...............................................................          1,924
   Accrued expenses ......................................................................        421,367
                                                                                             ------------
   Total Liabilities .....................................................................     16,207,974
                                                                                             ------------
NET ASSETS ...............................................................................   $855,233,234
                                                                                             ============
NET ASSETS CONSIST OF:
   Paid-in-Capital. ......................................................................    422,743,696
   Undistributed net investment income ...................................................      1,257,438
   Accumulated net realized gain on investments. .........................................    141,410,810
   Net unrealized appreciation on investments ............................................    289,833,027
   Net unrealized depreciation on foreign currencies and translation of other assets
      and liabilities denominated in foreign currencies ..................................        (11,737)
                                                                                             ------------
NET ASSETS ...............................................................................   $855,233,234
                                                                                             ============
INSTITUTIONAL CLASS SHARES:
   Outstanding shares of beneficial interest
      (unlimited authorization -- no par value) ..........................................     28,903,174
   Net Asset Value, Offering and Net Redemption Price Per Share ..........................         $29.59
                                                                                                   ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends .............................................................................   $  9,326,419
   Less: Foreign Taxes Withheld ..........................................................     (1,121,964)
   Securities Lending Income .............................................................            627
                                                                                             ------------
   TOTAL INCOME ..........................................................................      8,205,082
                                                                                             ------------
EXPENSES:
   Investment Advisory Fees ..............................................................      4,227,250
   Administration Fees. ..................................................................        392,243
   Chief Compliance Officer Fees. ........................................................          4,728
   Trustees' Fees ........................................................................          4,023
   Custodian Fees. .......................................................................        656,458
   Shareholder Servicing Fees ............................................................        381,620
   Transfer Agent Fees. ..................................................................        121,530
   Printing Fees .........................................................................         49,589
   Legal Fees ............................................................................         17,311
   Audit Fees ............................................................................          9,622
   Filing and Registration Fees ..........................................................          8,810
   Other Expenses ........................................................................         32,074
                                                                                             ------------
   TOTAL EXPENSES ........................................................................      5,905,258
LESS:
   Fees Paid Indirectly -- (See Note 4). .................................................        (27,669)
                                                                                             ------------
   NET EXPENSES ..........................................................................      5,877,589
                                                                                             ------------
   NET INVESTMENT INCOME .................................................................      2,327,493
                                                                                             ------------
NET REALIZED GAIN ON:
   Investments ...........................................................................    142,457,485
   Foreign Currency Transactions .........................................................        207,049
                                                                                             ------------
NET REALIZED GAIN ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS .....................................................    142,664,534
                                                                                             ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments ...........................................................................    (24,175,832)
   Foreign Currency Transactions .........................................................          2,388
                                                                                             ------------
NET CHANGE IN UNREALIZED DEPRECIATION ....................................................    (24,173,444)
                                                                                             ------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ................................    118,491,090
                                                                                             ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................   $120,818,583
                                                                                             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SIX MONTHS
                                                                                ENDED         YEAR ENDED
                                                                           APRIL 30, 2007    OCTOBER 31,
                                                                             (UNAUDITED)        2006
                                                                           --------------   -------------
OPERATIONS:
   Net Investment Income ...............................................    $   2,327,493   $  15,934,067
   Net Realized Gain on Investments and
      Foreign Currency Transactions ....................................      142,664,534     146,648,140
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments and Foreign Currency Transactions ....................      (24,173,444)    113,194,112
                                                                            -------------   -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................      120,818,583     275,776,319
                                                                            -------------   -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...............................................      (15,688,561)    (11,586,612)
   Net Realized Gains ..................................................     (148,256,104)    (65,510,853)
                                                                            -------------   -------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ................................     (163,944,665)    (77,097,465)
                                                                            -------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ..............................................................       70,916,781     191,075,490
   Reinvestment of Distributions .......................................      138,638,373      68,748,739
   Redemption Fees -- (See Note 2) .....................................           11,967          74,348
   Redeemed ............................................................     (148,688,629)   (324,113,357)
                                                                            -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .......................................       60,878,492     (64,214,780)
                                                                            -------------   -------------
      TOTAL INCREASE IN NET ASSETS .....................................       17,752,410     134,464,074
                                                                            -------------   -------------
NET ASSETS:
   Beginning of Period .................................................      837,480,824     703,016,750
                                                                            -------------   -------------
   End of Period (including undistributed net investment
      income of $1,257,438 and $14,411,457, respectively) ..............    $ 855,233,234   $ 837,480,824
                                                                            =============   =============
SHARE TRANSACTIONS:
   Issued ..............................................................        2,478,698       6,567,125
   Reinvestment of Distributions .......................................        4,960,486       2,720,027
   Redeemed ............................................................       (5,313,727)    (11,384,827)
                                                                            -------------   -------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ...............................................        2,125,457      (2,097,675)
                                                                            =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             SIX MONTHS
                                                ENDED
                                               APRIL 30,                       YEARS ENDED OCTOBER 31,
                                                2007^       --------------------------------------------------------------
                                             (UNAUDITED)      2006           2005           2004         2003      2002(1)
                                             ------------   --------       --------       --------     --------    -------
Net Asset Value,
   Beginning of Period ...................   $  31.28       $  24.35       $  18.50       $  14.11     $   9.06    $  7.61
                                             --------       --------       --------       --------     --------    -------
Income from Operations
   Net Investment Income .................       0.08*          0.53*          0.44*          0.19*        0.09*      0.13
   Net Realized and Unrealized
      Gain ...............................       4.27           9.04           5.95           4.21         4.99       1.26
                                             --------       --------       --------       --------     --------    -------
   Total from Operations .................       4.35           9.57           6.39           4.40         5.08       1.39
                                             --------       --------       --------       --------     --------    -------
Payment by Affiliate .....................         --             --             --           0.00**         --         --
                                             --------       --------       --------       --------     --------    -------
Redemption Fees ..........................       0.00**         0.00**         0.00**         0.04         0.02       0.07
                                             --------       --------       --------       --------     --------    -------
Dividends and Distributions:
   Net Investment Income .................      (0.51)         (0.37)         (0.08)         (0.05)       (0.05)     (0.01)
   Net Realized Gains ....................      (5.53)         (2.27)         (0.46)            --           --         --
                                             --------       --------       --------       --------     --------    -------
   Total Dividends and
      Distributions ......................      (6.04)         (2.64)         (0.54)         (0.05)       (0.05)     (0.01)
                                             --------       --------       --------       --------     --------    -------
Net Asset Value, End of Period ...........   $  29.59       $  31.28       $  24.35       $  18.50     $  14.11    $  9.06
                                             ========       ========       ========       ========     ========    =======
TOTAL RETURN+ ............................      15.38%         42.04%         35.27%         31.55%       56.63%     19.13%
                                             ========       ========       ========       ========     ========    =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ...........................   $855,233       $837,481       $703,017       $545,593     $163,215    $39,625
Ratio of Expenses to Average
   Net Assets ............................       1.40%(2)       1.39%(2)       1.47%(2)       1.60%        1.85%      2.15%
Ratio of Net Investment Income
   to Average Net Assets .................       0.55%          1.86%          2.01%          1.14%        0.84%      1.56%
Portfolio Turnover Rate ..................         30%            40%            54%            94%         110%       192%

 *    PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.

**    AMOUNT WAS LESS THAN $0.01 PER SHARE.

 ^ FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2007. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. THERE WAS NO EFFECT ON THE TOTAL RETURN OF THE PORTFOLIO RESULTING FROM THE PAYMENT BY AFFILIATE IN 2004.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM ACADIAN EMERGING MARKETS PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR PORTFOLIO, THE UAM ACADIAN EMERGING MARKETS PORTFOLIO.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR PERIOD ENDED APRIL 30, 2007, AND YEARS ENDED OCTOBER 31, 2006 AND OCTOBER 31, 2005, EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 1.39%, 1.38% AND 1.46%, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the "Portfolio"). The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

As of December 8, 2004, the Portfolio was closed to new investors.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

      identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's Administrator monitors price movements among certain selected indices,

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

      securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Portfolio that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

      The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Portfolio's Administrator and may request that a meeting of the Committee be held.

      If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

      valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of April 30, 2007, the Portfolio had no open forward foreign currency contracts.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

      REDEMPTION FEES -- The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For the six months ended April 30, 2007, there were $11,967 in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATIVE SERVICES, DISTRIBUTION AGREEMENTS, SHAREHOLDER SERVICING, AND CUSTODIAN AGREEMENT:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by Acadian Asset Management Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

The Portfolio earned cash management credits which are used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Acadian Asset Management, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 2.50% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2007, the Portfolio made purchases of $248,411,121 and sales of $344,125,036 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. LINE OF CREDIT:

The Portfolio entered into an agreement which enables it to participate in a $20 million unsecured committed revolving line of credit with Union Bank of California, N.A. The proceeds from the borrowings shall be used to finance the Portfolio's short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on its borrowings at the current reference rate. For the six months ended April 30, 2007, there were no borrowings by the Portfolio under the agreement.

8. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The tax character of dividends and distributions paid during the last two years were as follows:

                                        ORDINARY      LONG-TERM
                                         INCOME      CAPITAL GAIN      TOTAL
                                       -----------   ------------    -----------
      2006                             $31,142,478   $45,954,987     $77,097,465
      2005                               7,266,836     9,744,026      17,010,862

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows:

      Undistributed Ordinary Income                                 $ 20,164,187
      Undistributed Long-Term Capital Gain                           142,502,748
      Net Unrealized Appreciation                                    312,948,685
                                                                    ------------
      Total Distributable Earnings                                  $475,615,620
                                                                    ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2006, there were no capital loss carryforwards.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolio at April 30, 2007, were as follows:

           FEDERAL TAX      APPRECIATED   DEPRECIATED    NET UNREALIZED
              COST          SECURITIES     SECURITIES     APPRECIATION
           ------------    ------------   ------------   --------------
           $554,492,030    $294,695,652   $(4,862,625)    $289,833,027

9. CONCENTRATION OF RISK:

When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

At April 30, 2007, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

10. OTHER:

At April 30, 2007, 53% of total shares outstanding were held by one record shareholder. This shareholder was comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities pursuant to a securities lending agreement ("Lending Agreement") with Union Bank of California. Unless otherwise agreed, loans of Portfolio securities made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the current market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Portfolio, as such, the Portfolio is liable for investment losses. The Portfolio receives an annual fee for its participation in the Lending Agreement based on projected lending activity. There were no securities on loan as of April 30, 2007.

THE ADVISORS' INNER CIRCLE                                      ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

12. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Portfolio will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, the FASB issued STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE                                      ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown do not apply to your specific investment.

                                     BEGINNING     ENDING              EXPENSES
                                      ACCOUNT     ACCOUNT  ANNUALIZED   PAID
                                       VALUE       VALUE     EXPENSE    DURING
                                      11/1/06     4/30/07    RATIOS     PERIOD*
--------------------------------------------------------------------------------
ACADIAN EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN              $1,000.00  $1,153.80     1.39%     $7.42

HYPOTHETICAL 5% RETURN                1,000.00   1,017.90     1.39       6.95
--------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

                                     NOTES

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-AAM-6161

                                    ADVISER:
                         Acadian Asset Management, Inc.
                             One Post Office Square
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-SA-001-0500

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.